Annual Fund Operating Expenses - Class A - DWS Global Equity VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.51%
Total annual fund operating expenses	1.16%
Fee waiver/expense reimbursement	0.31%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.85%